Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT STRATEGY AND INVESTMENT POLICY
NUVEEN ESG LARGE‑CAP GROWTH ETF
SUPPLEMENT DATED APRIL 30, 2025
TO THE PROSPECTUS DATED FEBRUARY 28, 2025
The Board of Trustees of Nushares ETF Trust has approved a change to the Nuveen ESG Large‑Cap Growth ETF’s (the “Fund”) diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track its benchmark index even if the Fund becomes non‑diversified under the 1940 Act as a result of a change in the relative market capitalization or index weighting of one or more constituents of the index. Non‑diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.
Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status under such circumstances.
***
1.	The following language is added to the end of the section entitled “Principal Investment Strategies” in the “Fund Summaries” section for the Fund:
The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund tracks the investment results of the Index and may become non‑diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more Index constituents.
2.	The following risk is added after “Market Trading Risks” in the section entitled “Principal Risks” in the “Fund Summaries” section for the Fund:
Non‑Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund tracks the investment results of the Index and may become non‑diversified under the 1940 Act, without Fund shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more Index constituents. A non‑diversified fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect a non‑diversified fund to a greater extent than a more broadly diversified fund.

Nuveen ESG Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT STRATEGY AND INVESTMENT POLICY
NUVEEN ESG LARGE‑CAP GROWTH ETF
SUPPLEMENT DATED APRIL 30, 2025
TO THE PROSPECTUS DATED FEBRUARY 28, 2025
The Board of Trustees of Nushares ETF Trust has approved a change to the Nuveen ESG Large‑Cap Growth ETF’s (the “Fund”) diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track its benchmark index even if the Fund becomes non‑diversified under the 1940 Act as a result of a change in the relative market capitalization or index weighting of one or more constituents of the index. Non‑diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.
Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status under such circumstances.
***
1.	The following language is added to the end of the section entitled “Principal Investment Strategies” in the “Fund Summaries” section for the Fund:
The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund tracks the investment results of the Index and may become non‑diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more Index constituents.
2.	The following risk is added after “Market Trading Risks” in the section entitled “Principal Risks” in the “Fund Summaries” section for the Fund:
Non‑Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund tracks the investment results of the Index and may become non‑diversified under the 1940 Act, without Fund shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more Index constituents. A non‑diversified fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect a non‑diversified fund to a greater extent than a more broadly diversified fund.